Commission and Fee Income (Tables)	12 Months Ended
Dec. 31, 2018
Commissions and Fee Income [Abstract]
Commission and Fee Income and Expense [text block table]
in € m.	2018	2017	2016
Commission and fee income and expense:
Commission and fee income	12,921	14,102	14,999
Commission and fee expense	2,882	3,100	3,255
Net commissions and fee income	10,039	11,002	11,744

Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]

Disaggregation of revenues by product type and business segment – based on IFRS 15

	Dec 31,2018
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	292	257	22	(3)	568
Commissions for assets under management	45	261	3,131	(0)	3,436
Commissions for other securities	302	30	2	0	335
Underwriting and advisory fees	1,708	17	(1)	(28)	1,696
Brokerage fees	1,223	933	82	0	2,238
Commissions for local payments	414	1,047	(0)	(1)	1,460
Commissions for foreign commercial business	485	137	0	(1)	621
Commissions for foreign currency/exchange business	7	8	0	(0)	15
Commissions for loan processing and guarantees	690	291	0	1	981
Intermediary fees	3	478	0	12	493
Fees for sundry other customer services	730	229	117	0	1,076
Total fee and commissions income	5,898	3,688	3,352	(18)	12,921
Gross expense					(2,882)
Net fees and commissions					10,039